Investments in Other Companies - Unconsolidated structured entities (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Reconciliation of investments in unconsolidated companies
Balance at beginning of the period		$ 35,771	$ 30,314	$ 25,849
Capital increase				1,129
Participation in net income	$ 9,820	6,811	5,511	4,019
Dividends received	(593)	(411)	(484)	(667)
Other		81	430	(16)
Balance at end of the period	$ 60,917	42,252	35,771	$ 30,314
Impairment recognized		$ 0	$ 0